Share-Based Compensation - Summary of Stock Option Plan granted (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	10 years
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting period	25% per year over four years
Maximum term	10 years
Settlement	Shares
Stock Options [member] | PotashCorp and Agrium [member] | Vesting Period One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	25% per year over four years
Maximum term	10 years
Settlement	Shares
Stock Options [member] | PotashCorp and Agrium [member] | Vesting Period Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	On third anniversary of grant date
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligibility	Officers and other eligible employees
Granted	Annually
Vesting period	On third anniversary of grant date
Maximum term	n/a
Settlement	Cash
Performance share units (PSUs) [member] | PotashCorp and Agrium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	On third anniversary of grant date
Maximum term	n/a
Settlement	Cash / Shares
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligibility	Eligible employees
Granted	Annually
Vesting period	On third anniversary of grant date
Maximum term	n/a
Settlement	Cash
Restricted share units (RSUs) [member] | PotashCorp and Agrium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	On third anniversary of grant date
Maximum term	n/a
Settlement	Cash
Stock appreciation right (SAR) [member] | PotashCorp and Agrium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	25% per year over four years
Maximum term	10 years
Settlement	Cash
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligibility	Non-executive directors
Granted	At the discretion of the Board of Directors
Vesting period	Fully vest upon grant
Maximum term	n/a
Settlement	In cash on director's departure from Board of Directors